Related parties' transactions - Schedule of Amounts Payable to Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of amount payables to related parties [line items]
Compensation	$ 4,754	$ 1,477
Compensation [member]
Disclosure of amount payables to related parties [line items]
Compensation	4,588	940
Pension obligation [member]
Disclosure of amount payables to related parties [line items]
Compensation	$ 166	$ 538